INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES
3.	INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses, and fair values of investments are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2018
AVAILABLE FOR SALE
Corporate debt securities	$104,316	$204	$(181)	$104,339
Foreign debt securities [1]	22,878	11	(38)	22,851
Obligations of states and political subdivisions	1,630	—	(9)	1,621

Total	$128,824	$215	$(228)	$128,811

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2018
HELD TO MATURITY
U.S. government agency securities	$625	$—	$(1)	$624
Corporate debt securities	1,061	13	—	1,074
Obligations of states and political subdivisions	4,495	—	(68)	4,427

Total	$6,181	$13	$(69)	$6,125

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2017
AVAILABLE FOR SALE
Corporate debt securities	$92,576	$144	$(84)	$92,636
Foreign debt securities [1]	14,474	12	—	14,486
Obligations of states and political subdivisions	1,330	—	(3)	1,327

Total	$108,380	$156	$(87)	$108,449

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2017
HELD TO MATURITY
U.S. government agency securities	$625	$6	$—	$631
Corporate debt securities	2,698	91	—	2,789
Obligations of states and political subdivisions	5,355	41	(1)	5,395

Total	$8,678	$138	$(1)	$8,815

In fiscal years 2018, 2017 and 2016, the Company recorded gross realized investment security gains of $2 thousand, $0 and $31 thousand, respectively, and there were no gross losses for any period. Proceeds from sales of investment securities during fiscal 2018, 2017, and 2016 were $1.3 million, $0, and $6.4 million, respectively.

The amortized cost and fair values of investment securities at June 30, 2018, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost	$34,171	$78,718	$15,935	$—	$128,824
Fair value	34,149	78,727	15,935	—	128,811
Weighted average yield	2.31%	3.01%	3.23%	—%	2.85%
HELD TO MATURITY
Amortized cost	$1,561	$2,975	$1,645	$—	$6,181
Fair value	1,573	2,930	1,622	—	6,125
Weighted average yield	4.85%	3.03%	3.13%	—%	3.52%

At June 30, 2018, investment securities with amortized costs of $4.1 million and fair values of $4.1 million, were pledged to secure borrowings with the Federal Home Loan Bank. At June 30, 2017, investment securities with amortized costs of $4.1 million and fair values of $4.2 million were pledged to secure borrowings with the Federal Home Loan Bank.